EARNINGS (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS (LOSS) PER ORDINARY SHARE
EARNINGS (LOSS) PER ORDINARY SHARE

NOTE 25 – EARNINGS (LOSS) PER ORDINARY SHARE:

a.	Basic

The following is data taken into account in the computation of basic loss per share:

	Year Ended December 31,
	2023	2022	2021
Earnings (Loss) (U.S. dollars in thousands)	23,916	(71,669)	(97,744)
Weighted average number of ordinary shares outstanding during the period (in thousands)	2,591,222	616,299	465,273
Basic earnings (loss) per share (U.S. dollars)	0.01	(0.12)	(0.21)

b.	Diluted

The Company had two categories of potentially dilutive ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of these options and warrants for all reporting years is anti-dilutive.

The calculation of diluted earnings (loss) per share as of December 31, 2023, does not include 508,836,400 of ordinary shares underlying warrants, 38,940,330 of ordinary shares underlying options and 71,209,560 of ordinary shares underlying RSUs, because the effect would be anti-dilutive.